Patient Opportunity Trust
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 108.7%	Shares	Value
Communication Services - 15.6%
Interactive Media & Services - 14.5%
Alphabet Inc. - Class A (a)	475,000	$78,778,750
IAC, Inc. (a)(b)	1,312,514	70,639,503
Meta Platforms Inc. - Class A (a)	115,000	65,830,600
		215,248,853
Media - 1.1%
S4 Capital Plc (b)	30,000,000	15,546,078
Total Communication Services		230,794,931

Consumer Discretionary - 35.1%(c)
Automobiles - 3.6%
General Motors Co. (a)	1,200,000	53,808,000
		$–
Broadline Retail - 9.9%
Alibaba Group Holding Ltd. - ADR	515,000	54,651,800
Amazon.com Inc. (a)(b)	500,000	93,165,000
		147,816,800
Hotels, Restaurants & Leisure - 12.5%
Dave & Buster's Entertainment, Inc. (b)	1,018,002	34,662,968
Expedia Group Inc. (a)(b)	500,000	74,010,000
Norwegian Cruise Line Holdings Ltd. (b)	2,200,000	45,122,000
Travel Plus Leisure Co.	700,000	32,256,000
		186,050,968
Leisure Products - 3.8%
Mattel Inc. (b)	2,000,000	38,100,000
Peloton Interactive Inc. - Class A (b)	3,900,000	18,252,000
		56,352,000
Textiles, Apparel & Luxury Goods - 5.3%
Canada Goose Holdings Inc. (b)(d)	2,900,000	36,337,000
Crocs, Inc. (b)	300,000	43,443,000
		79,780,000
Total Consumer Discretionary		523,807,768

Energy - 9.6%
Energy Equipment & Services - 2.1%
Seadrill Ltd. (b)	800,000	31,792,000
		$–
Oil, Gas & Consumable Fuels - 7.5%
Chesapeake Energy Corp.	185,000	15,216,250
Energy Transfer LP (a)	4,200,000	67,410,000
Kosmos Energy Ltd. (b)	7,300,000	29,419,000
		112,045,250
Total Energy		143,837,250

Financials - 18.2%
Banks - 6.2%
Citigroup Inc. (a)	1,200,000	75,120,000
Western Alliance Bancorp	200,000	17,298,000
		92,418,000
Capital Markets - 5.0%
Coinbase Global Inc. - Class A (b)	140,000	24,943,800
UBS Group AG (a)	1,600,000	49,456,000
		74,399,800
Consumer Finance - 5.8%
OneMain Holdings Inc. (a)	1,100,000	51,777,000
SoFi Technologies Inc. (b)	4,500,000	35,370,000
		87,147,000
Financial Services - 1.2%
Fiserv Inc. (b)	100,000	17,965,000
Total Financials		271,929,800

Health Care - 13.4%
Biotechnology - 3.7%
Biogen, Inc. (a)(b)	200,000	38,768,000
Precigen Inc. (b)(d)	14,400,000	13,638,240
PureTech Health Plc (b)	1,658,995	3,256,019
		55,662,259
Health Care Providers & Services - 2.5%
CVS Health Corp.	600,000	37,728,000
		$–
Life Sciences Tools & Services - 2.9%
Illumina, Inc. (b)	325,000	42,383,250
		$–
Pharmaceuticals - 4.3%
Green Thumb Industries Inc. (b)	1,600,000	16,620,000
Royalty Pharma PLC - Class A	1,600,000	45,264,000
		61,884,000
Total Health Care		197,657,509

Industrials - 6.3%
Passenger Airlines - 6.3%
Delta Air Lines Inc. (a)	950,000	48,250,500
United Airlines Holdings Inc. (b)	800,000	45,648,000
		93,898,500
Total Industrials		93,898,500

Information Technology - 10.5%
Semiconductors & Semiconductor Equipment - 4.1%
NVIDIA Corp.	500,000	60,720,000
		$–
Software - 6.4%
QXO, Inc.	6,000,000	94,620,001
Total Information Technology		155,340,001
TOTAL COMMON STOCKS (Cost $1,285,310,428)		1,617,265,759

PRIVATE INVESTMENTS - 0.2%		Value
Pangaea One, LP (b)(d)(e)(f)		2,664,353
TOTAL PRIVATE INVESTMENTS (Cost $27,415,330)		2,664,353

TOTAL INVESTMENTS - 108.9% (Cost $1,312,725,758)		1,619,930,112
Liabilities in Excess of Other Assets - (8.9)%		(132,997,005)
TOTAL NET ASSETS - 100.0%		$1,486,933,107

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of September 30, 2024.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer.  At September 30, 2024, the total cost of investments in Affiliated Companies was $139,983,607 and the market value was $52,639,593.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,664,353 or 0.2% of net assets as of September 30, 2024.

(f)	Security considered restricted. The total market value of these securities was $2,664,353 which represented 0.2% of net assets as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Patient Opportunity Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,617,265,759	$–	$–	$1,617,265,759
Private Investments	–	–	2,664,353	2,664,353
Total Investments	$1,617,265,759	$–	$2,664,353	$1,619,930,112

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Securities	Private Investments
Balance at December 31, 2023	$1,647,803
Change in unrealized appreciation (depreciation)	1,016,550
Balance as of September 30, 2024:	$2,664,353
Change in unrealized appreciation (depreciation) for Level 3 securities held at September 30, 2024	1,016,550

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.
	Fair Value at September 30, 2024	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Limited Partnership Interests	$2,664,353	Discounted NAV of Limited Partnership Interest	Liquidity Discount	25%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended September 30, 2024:

	Pangaea One, LP	Canada Goose Holdings, Inc.	Precigen, Inc.	Total
Value at December 31, 2023	$1,647,803	$35,550,000	$17,420,000	$54,617,803
Purchases	-	2,446,940	2,199,586	4,646,526
Sales / Partnership Distributions	-	(3,527,489)	(166,803)	(3,694,292)
Change in Unrealized Gain (Loss)	1,016,550	3,134,881	(5,803,957)	(1,652,526)
Realized Gain (Loss) on Sales / Distributions	-	(1,267,332)	(10,586)	(1,277,918)
Value at September 30, 2024	$2,664,353	$36,337,000	$13,638,240	$52,639,593

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.
Security	Cost	Value at September 30, 2024	Percent of Net Assets	Open Commitments
Pangaea One, LP1	$27,415,330	$2,664,353	0.2%	$729,365[2]
1Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12,4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.

2 This security is in liquidation. Management does not expect to have a capital expenditure related to this commitment in the future.